Basic and Diluted Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic Loss per Share and Diluted Loss per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2021
Numerator:
Net loss attributable to Qutoutiao Inc.	(2,688,681)	(1,104,439)	(1,239,617)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 20)	(12,172)	(13,509)	(14,089)
Accretion on redemption value of Series B convertible redeemable preferred shares of a subsidiary (Note 20)	(8,376)	(33,188)	(21,726)
Accretion on redemption value of Series C convertible redeemable preferred shares of a subsidiary (Note 20)	—	(1,580)	(73,081)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary (Note 20)	—	14,842	—
Net loss attributable to ordinary shareholders-Basic and diluted	(2,709,229)	(1,137,874)	(1,348,513)

Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	68,749,981	72,513,077	75,767,532
Basic and diluted loss per share	(39.41)	(15.69)	(17.80)

Denominator for basic and diluted loss per ADS Weighted-average ADS outstanding
Basic and diluted	27,499,992	29,005,231	30,307,013
Basic and diluted loss per ADS	(98.52)	(39.23)	(44.50)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share	The following potential ordinary shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2019	2020	2021
Share options — weighted average	4,119,918	1,353,808	546,035